   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 18, 2014.

                                                             FILE NO. 333-151805

                                                                       811-10559

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 20                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 84                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 547-5000

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                               1295 STATE STREET
                        SPRINGFIELD, MASSACHUSETTS 01111

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on December 30, 2014 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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------------------------------------------------------------------------------

The Prospectuses and Statements of Additional Information are incorporated in Part A and B respectively of this Post-Effective Amendment No. 20, by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 333-151805), as filed on April 25, 2014. The financial statements are incorporated in Part B of this Post-Effective Amendment No. 20, by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-151805), as filed on August 1, 2014.

Supplements dated December 30, 2014 to the Prospectuses are included in Part A of this Post-Effective Amendment. A supplement dated December 30, 2014 to the Statements of Additional Information are included in Part B of this Post-Effective Amendment.

This Post-Effective Amendment No. 20 does not supersede Post-Effective Amendment No. 17 filed on April 25, 2014, Post-Effective Amendment No. 18 filed on August 1, 2014 and Post-Effective Amendment No. 19 filed on September 8, 2014.

                                     PART A

           HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042              HV-5244 -- PremierSOLUTIONS Standard (Series II)
333-72042              HV-6779 -- PremierSOLUTIONS Standard (Series A-II)
333-72042              HV-6775 -- PremierSOLUTIONS Cornerstone (Series II)
333-72042              HV-3573 -- PremierSOLUTIONS Chicago Public Schools

333-151805             HV-6778 -- Premier Innovations(SM) (Series II)
333-151805             HV-6777 -- Hartford 403(b) Cornerstone Innovations


              -----------------
            SUPPLEMENT DATED DECEMBER 30, 2014 TO YOUR PROSPECTUS


1. FUND ADDITION

VICTORY DIVIDEND GROWTH FUND - CLASS A

      Effective on or about February 14, 2015, the following information is added to your Prospectus:

      ON THE COVER PAGE, THE VICTORY DIVIDEND GROWTH FUND - CLASS A IS ADDED ALPHABETICALLY TO THE LIST OF UNDERLYING FUNDS.

      IN THE SECTION ENTITLED "THE FUNDS", THE FOLLOWING INFORMATION IS ADDED ALPHABETICALLY UNDER "RETAIL MUTUAL FUNDS":

SUB-ACCOUNT                                   INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
   Victory Dividend Growth Fund -        The Fund seeks to provide long-term        Victory Capital Management Inc.
      Class A                            growth of capital and dividend income.

---------------------------------------------------------------------------------------------------------------------

      THE FOLLOWING LANGUAGE IS ADDED AS THE LAST SENTENCE OF THE INTRODUCTION TO THE "ACCUMULATION UNIT VALUES" TABLE:

      There is no information for the Victory Dividend Growth Fund Sub-Account because as of December 31, 2013, the Sub-Account had not commenced operation.


2. FUND REORGANIZATION

VICTORY SPECIAL VALUE FUND - CLASS A

      The Board of Trustees of The Victory Portfolios (the "Trust") has approved the reorganization (the "Reorganization") of Victory Special Value Fund, a series of the Trust ("Merging Fund") into Victory Dividend Growth Fund, another series of the Trust (the "Acquiring Fund"). The Reorganization does not require shareholder approval.

      As a result of the Reorganization, all, or substantially all, of the assets of the Merging Fund will be transferred into the Acquiring Fund. Shareholders of the Merging Fund will receive shares of the Acquiring Fund. The Reorganization is scheduled to take place on or about February 27, 2015, or on such other date as the officers of the Trust determine ("Closing Date").

      Due to the Reorganization, you will no longer be able to allocate new Contributions or make transfers to the Merging Fund Sub-Account, including program trades, on or after February 26, 2015.

      As a result of the Reorganization, if any of your Participant Account value is allocated to the Merging Fund Sub-Account, that amount will be merged into the Acquiring Fund Sub-Account. If any portion of your future Contribution is allocated to the Merging Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract. Effective as of the Closing Date, any transaction that includes an allocation to the Merging Fund Sub-Account will be allocated automatically to the Acquiring Fund
Sub-Account.

      Prior to the date of the Reorganization, you are permitted to make one special transfer of all your Participant Account invested in the Merging Fund Sub-Account to other available Sub-Accounts. This one special transfer will not be counted toward any limitations on transfers under your Contract.

      Participants who are automatically transferred to the Acquiring Fund Sub-Account as a result of the Reorganization will be permitted to make one special transfer out of the Acquiring Fund Sub-Account to other available Sub-Accounts until 30 days after the date of the Reorganization. This one special transfer will not be counted toward any limitations on transfers under your Contract.

      Effective as of the Closing Date, unless you direct us otherwise, if you are enrolled in any Dollar Cost Averaging Program, Asset Rebalancing Program or other administrative program that includes transfers of Participant Account value or allocation to the Merging Fund Sub-Account, your enrollment will terminate automatically.

      In the event that the proposed Reorganization is completed, effective as of the Closing Date, all references and information contained in the Prospectus for your Contract related to the Merging Fund are deleted and replaced with the Acquiring Fund.

THE PROSPECTUS IS AMENDED TO REFLECT THE ABOVE CHANGES.


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

           HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042              HV-5795 -- PremierSOLUTIONS Standard (Series A)

333-151805             HV-6776 -- Premier Innovations(SM)


              -----------------
            SUPPLEMENT DATED DECEMBER 30, 2014 TO YOUR PROSPECTUS


1. FUND ADDITION

VICTORY DIVIDEND GROWTH FUND - CLASS A

      Effective on or about February 14, 2015, the following information is added to your Prospectus:

      ON THE COVER PAGE, THE VICTORY DIVIDEND GROWTH FUND - CLASS A IS ADDED ALPHABETICALLY TO THE LIST OF UNDERLYING FUNDS.

      IN THE SECTION ENTITLED "THE FUNDS", THE FOLLOWING INFORMATION IS ADDED ALPHABETICALLY UNDER "RETAIL MUTUAL FUNDS":

SUB-ACCOUNT                                   INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
   Victory Dividend Growth Fund -        The Fund seeks to provide long-term        Victory Capital Management Inc.
      Class A                            growth of capital and dividend income.

---------------------------------------------------------------------------------------------------------------------

      THE FOLLOWING LANGUAGE IS ADDED AS THE LAST SENTENCE OF THE INTRODUCTION TO THE "ACCUMULATION UNIT VALUES" TABLE:

      There is no information for the Victory Dividend Growth Fund Sub-Account because as of December 31, 2013, the Sub-Account had not commenced operation.


2. FUND REORGANIZATION

VICTORY SPECIAL VALUE FUND - CLASS A

      The Board of Trustees of The Victory Portfolios (the "Trust") has approved the reorganization (the "Reorganization") of Victory Special Value Fund, a series of the Trust ("Merging Fund") into Victory Dividend Growth Fund, another series of the Trust (the "Acquiring Fund"). The Reorganization does not require shareholder approval.

      As a result of the Reorganization, all, or substantially all, of the assets of the Merging Fund will be transferred into the Acquiring Fund. Shareholders of the Merging Fund will receive shares of the Acquiring Fund. The Reorganization is scheduled to take place on or about February 27, 2015, or on such other date as the officers of the Trust determine ("Closing Date").

      Due to the Reorganization, you will no longer be able to allocate new Contributions or make transfers to the Merging Fund Sub-Account, including program trades, on or after February 26, 2015.

      As a result of the Reorganization, if any of your Participant Account value is allocated to the Merging Fund Sub-Account, that amount will be merged into the Acquiring Fund Sub-Account. If any portion of your future Contribution is allocated to the Merging Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract. Effective as of the Closing Date, any transaction that includes an allocation to the Merging Fund Sub-Account will be allocated automatically to the Acquiring Fund
Sub-Account.

      Prior to the date of the Reorganization, you are permitted to make one special transfer of all your Participant Account invested in the Merging Fund Sub-Account to other available Sub-Accounts. This one special transfer will not be counted toward any limitations on transfers under your Contract.

      Participants who are automatically transferred to the Acquiring Fund Sub-Account as a result of the Reorganization will be permitted to make one special transfer out of the Acquiring Fund Sub-Account to other available Sub-Accounts until 30 days after the date of the Reorganization. This one special transfer will not be counted toward any limitations on transfers under your Contract.

      Effective as of the Closing Date, unless you direct us otherwise, if you are enrolled in any Dollar Cost Averaging Program, Asset Rebalancing Program or other administrative program that includes transfers of Participant Account value or allocation to the Merging Fund Sub-Account, your enrollment will terminate automatically.

     In the event that the proposed Reorganization is completed, effective as of the Closing Date, all references and information contained in the Prospectus for your Contract related to the Merging Fund are deleted and replaced with the Acquiring Fund.


3. FUND NAME CHANGE

DEUTSCHE EQUITY DIVIDEND FUND - CLASS A

     Effective March 1, 2015, the following name change is made to your
Prospectus:

              CURRENT NAME                                               NEW NAME
-----------------------------------------------------------------------------------------------------
Deutsche Equity Dividend Fund - Class A              Deutsche CROCI(R) Equity Dividend Fund - Class A

     As a result of the change, all references to the Current Name in your Prospectus are deleted and replaced with the New Name.

THE PROSPECTUS IS AMENDED TO REFLECT THE ABOVE CHANGES.


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                     PART B

           HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042              HV-5244 -- PremierSOLUTIONS Standard (Series II)
333-72042              HV-5795 -- PremierSOLUTIONS Standard (Series A)
333-72042              HV-6779 -- PremierSOLUTIONS Standard (Series A-II)
333-72042              HV-6775 -- PremierSOLUTIONS Cornerstone (Series II)
333-72042              HV-3573 -- PremierSOLUTIONS Chicago Public Schools

333-151805             HV-6776 -- Premier Innovations(SM)
333-151805             HV-6778 -- Premier Innovations(SM) (Series II)
333-151805             HV-6777 -- Hartford 403(b) Cornerstone Innovations



              ----------------
SUPPLEMENT DATED DECEMBER 30, 2014 TO YOUR STATEMENT OF ADDITIONAL
                                 INFORMATION


     THE PARAGRAPH UNDER THE SUBSECTION "EXPERTS" IN THE "GENERAL INFORMATION"
SECTION IS DELETED AND REPLACED WITH THE FOLLOWING:

     The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is incorporated by reference in this Post-Effective Amendment. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

     THE FOLLOWING LANGUAGE IS ADDED AS THE LAST SENTENCE OF THE INTRODUCTION TO THE "ACCUMULATION UNIT VALUES" TABLE:

     There is no information for the Victory Dividend Growth Fund Sub-Account because as of December 31, 2013, the Sub-Account had not commenced operation.

THE STATEMENT OF ADDITIONAL INFORMATION IS AMENDED TO REFLECT THE ABOVE
CHANGES.


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                            FOR FUTURE REFERENCE.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    (a) Resolution of the board of directors of Hartford authorizing the establishment of the Separate Account.(1)
              (b) Resolution of the board of directors of Hartford authorizing the re-designation of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
              (b) Form of Sales Agreement.(2)
       (4)    Form of Group Variable Annuity Contract.(1)
       (5)    Form of the Application.(1)
       (6)    (a) Articles of Incorporation of Hartford.(1)
              (b) Amended and Restated Bylaws of Hartford.(3)
       (7)    Reinsurance Agreement.(2)
       (8)    Fund Participation Agreements and Amendments
              (a) Fred Alger & Company, Incorporated(4)
              (b) Alliance Fund Distributors, Inc.(4)
              (c) American Century Investment Services, Inc.(4)
              (d) American Funds Distributors, Inc.(4)
              (e) Ave Maria -- distributed by Ultimus Fund Distributors, LLC(4)
              (f) BlackRock Distributors, Inc. (Includes LifePath)(4)
              (g) BMO -- distributed by Grand Distribution Services, LLC(4)
              (h) Calamos Financial Services LLC(4)
              (i) Calvert Distributors, Inc.(4)
              (j) Columbia Funds Distributor, Inc.(4)
              (k) Davis Distributors, LLC(4)
              (l) Delaware Distributors, L.P.(4)
              (m) Domini -- distributed by DSIL Investment Services LLC(4)
              (n) Dreyfus Services Corporation(4)
              (o) DWS -- distributed by Scudder Investments Service Company(4)
              (p) Eaton Vance Distributors, Inc.(4)
              (q) Federated Securities Corporation(4)
              (r) Fidelity Distributors Corporation(4)
              (s) Franklin/Templeton Distributors, Inc. (Mutual Series)(4)
              (t) Franklin/Templeton Distributors, Inc. (Strategic Series)(4)

              (u)    Franklin/Templeton Distributors, Inc. (Templeton Series)(4)
              (v)    Frost -- distributed by SEI Investments Distribution Co.(4)
              (w)    Goldman, Sachs & Co.(4)
              (x)    Hartford Investment Financial Services Company (Retail
                     Funds)(4)
              (y) Hartford Securities Distribution Company, Inc. (Insurance Funds)(4)
              (z)    Invesco Distributors, Inc.(4)
              (aa)   Ivy Funds Distributor, Inc.(4)
              (bb)   Janus Distributors, Inc. (Includes Perkins)(4)
              (cc)   JPMorgan Distribution Service, Inc.(4)
              (dd)   Legg Mason Wood Walker, Incorporated(4)
              (ee)   LKCM -- distributed by Quasar Distributors, LLC(4)
              (ff) Loomis Sayles -- distributed by IXIS Asset Management Distributors, L.P.(4)
              (gg)   Lord Abbett Distributor LLC(4)
              (hh)   Managers Distributors, Inc.(4)
              (ii)   MFS Fund Distributors, Inc. (Includes Massachusetts)(4)
              (jj)   Munder -- distributed by Funds Distributor, Inc.(4)
              (kk)   Neuberger & Berman Management Incorporated(4)
              (ll)   Nuveen Investments, LLC(4)
              (mm)   OppenheimerFunds Distributor, Inc.(4)
              (nn)   PIMCO Funds Distributors LLC (Includes Allianz)(4)
              (oo)   Pioneer Funds Distributor, Inc.(4)
              (pp)   Prudential Investment Management Services LLC(4)
              (qq)   Putnam Mutual Funds Corp.(4)
              (rr)   RidgeWorth Distributors LLC(4)
              (ss)   Royce Fund Services, Inc.(4)
              (tt)   Russell Financial Services, Inc.(4)
              (uu)   T. Rowe Price Investment Services, Inc.(4)
              (vv)   Teachers Personal Investors Services, Inc.(4)
              (ww)   Thornburg Securities Corp.(4)
              (xx)   Timothy Partners, Ltd.(4)
              (yy)   UBS -- distributed by Brinson Advisors, Inc.(4)
              (zz) Victory -- distributed by BISYS Fund Services Limited Partnership(4)
              (aaa)  Wells Fargo Funds Distributor, LLC(4)

                     (i) First Amendment to the Retail Fund Participation Agreement By and Between Hartford Life Insurance Company and Wells Fargo Funds Distributor, LLC(5)
                     (ii) Second Amendment to the Retail Fund Participation Agreement By and Between Hartford Life Insurance Company and Wells Fargo Funds Distributor, LLC.(5)
              (bbb) MML Distributers, LLC(5)
       (9) Opinion and Consent of Lisa Proch, Vice President and Assistant General Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   Not applicable.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.

(2) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement File No. 33-59541, filed on April 22, 2013.

(3) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

(4) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement File No. 333-151805, filed on April 23, 2012.

(5) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement File No. 333-151805, filed on April 25, 2014.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Thomas S. Barnes                    Vice President
Thomas E. Bartell (1)               Vice President
Ellen T. Below                      Vice President
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage (1)             Senior Vice President
Michael R. Chesman (1)              Senior Vice President, Director of Taxes
Robert A. Cornell                   Actuary, Vice President
Richard C. Costello                 Assistant General Counsel, Senior Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Csabor Gabor                        Chief Compliance Officer of Separate Accounts
John W. Gallant                     Vice President
Michael R. Hazel                    Vice President, Controller
Donna R. Jarvis                     Actuary, Vice President
Brion S. Johnson (1)                President, Chairman of the Board, Director*
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (4)              Vice President
Lisa S. Levin                       Corporate Secretary
Vernon Meyer                        Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Lisa Proch                          Vice President, Chief Compliance Officer of Talcott Resolution
David C. Robinson (1)               Senior Vice President
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa                  Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(4)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement File No. 333-72042, filed on August 1, 2014.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of November 28, 2014, there were 2,152 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by-laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) MMLD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

    (b) Officers and Member Representatives of MML Distributors, LLC

                                             POSITIONS AND OFFICES                 PRINCIPAL BUSINESS
NAME                                            WITH UNDERWRITER                        ADDRESS
-----------------------------------------------------------------------------------------------------------
Stephen Alibozek                     Entity Contracting Officer                            *
Cindy Belmore                        Chief Compliance Officer                              **
Todd Cyboron                         Chief Technology Officer                              *
Edward K. Duch III                   Assistant Secretary                                   *
Jennifer L. Dupuis-Krause            Assistant Secretary                                   *
Michael Fanning                      Member Representative                                 *
Bruce C. Frisbie                     Assistant Treasurer                                   *
Brian Haendiges                      Vice President                                        **
Nathan L. Hall                       Chief Financial Officer                               *
                                     Treasurer
H. Bradford Hoffman                  Chief Risk Officer                                    *
Kevin LaComb                         Assistant Treasurer                                   *
Mario Morton                         Registration Manager                                  *
Kathy Rogers                         Continuing Education Officer                          *
Robert S. Rosenthal                  Chief Legal Officer                                   *
                                     Vice President
                                     Secretary
Elaine Sarsynski                     Chief Executive Officer                               **
                                     President
Barbara Upton                        Assistant Vice President                              **
Donna Watson                         Assistant Treasurer                                   **
Eric Wietsma                         Vice President                                        **

------------

*   1295 State Street, Springfield, MA 01111-0001

**  100 Bright Meadow Blvd., Enfield, CT 06082

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Massachusetts Mutual Life Insurance Company, as administrator at 1295 State Street, Springfield, MA 01111.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with the four provisions of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 18th day of December, 2014.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT ELEVEN
(Registrant)

By:    Brion S. Johnson                     *By:   /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       Brion S. Johnson                            Sadie R. Gordon
       President and Chairman of the Board*        Attorney-In-Fact


HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Brion S. Johnson
       -----------------------------------
       Brion S. Johnson
       President and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Brion S. Johnson, President, Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*                           *By:      /s/ Sadie R. Gordon
                                                                                     -----------------------------------------
Robert W. Paiano, Senior Vice President, Treasurer, Director*                        Sadie R. Gordon
Peter F. Sannizzaro, Chief Accounting Officer,                                       Attorney-in-Fact
 Chief Financial Officer, Senior Vice President*                           Date:     December 18, 2014

333-151805

                                 EXHIBIT INDEX

  (9) Opinion and Consent of Lisa Proch, Vice President and Assistant General Counsel.
 (10)           Consent of Deloitte & Touche LLP.
 (99)           Copy of Power of Attorney.